Annual Total Returns[BarChart] - AST T ROWE PRICE LARGE-CAP GROWTH PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.70%)	17.58%	44.03%	8.35%	9.58%	2.70%	37.88%	3.87%	28.23%	39.80%